Summary of Option Activity (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares
Outstanding at December 31, 2011	3,585,743	2,892,132	2,892,132
Granted			933,996
Exercised	0	0	(3,656)
Cancelled/forfeited/expired			(236,729)	(31,004)
Outstanding at December 31, 2012			3,585,743	2,892,132
Options exercisable at December 31, 2012			988,743
Vested and expected to vest at December 31, 2012			3,461,169
Weighted-Average Exercise Price
Outstanding at December 31, 2011	$ 2.31	$ 2.83	$ 2.83
Granted			$ 0.68
Exercised			$ 0.60
Cancelled/forfeited/expired			$ 2.25
Outstanding at December 31, 2012			$ 2.31	$ 2.83
Options exercisable at December 31, 2012			$ 4.59
Vested and expected to vest at December 31, 2012			$ 2.35
Remaining Contractual Years
Outstanding at December 31, 2012			8 years 8 months 1 day
Options exercisable at December 31, 2012			7 years 11 months 1 day
Vested and expected to vest at December 31, 2012			8 years 7 months 28 days
Intrinsic Value
Outstanding at December 31, 2012
Options exercisable at December 31, 2012
Vested and expected to vest at December 31, 2012